Segmented Information	12 Months Ended
Jun. 30, 2012
Segmented Information [Abstract]
Segmented Information
10.	Segmented Information:

Segmented information has been compiled based on the geographic regions in which the Company has acquired mineral properties and performs exploration activities.

Loss for the period by geographical segment for the year ended June 30, 2012:

	United States	Mexico	Total
Interest income	$32,869	$9,791	$42,660
Other income	73,130	-	73,130
Total income	$105,999	$9,791	$115,790

Expenses:
Exploration	4,479,783	8,947,593	13,427,376
Professional fees	1,166,881	-	1,166,881
Directors compensation	1,357,051	-	1,357,051
Travel and lodging	224,705	-	224,705
Corporate communications	440,382	-	440,382
Consulting fees	475,087	-	475,087
Office and administration	383,691	68,082	451,773
Interest and service charges	7,480	3,168	10,648
Insurance	323,777	-	323,777
Amortization	41,027	36,128	77,155
Accretion	153,704	-	153,704
Write-down of mineral properties	-	100,000	100,000
Total Expenses	9,053,568	9,154,971	18,208,539
Net loss before other items	$8,947,569	$9,145,180	$18,092,749

Other items
Change in fair value of warrant liability	(6,167,873)	-	(6,167,873)
Loss on sale of marketable securities	166,732	-	166,732
Net Loss	$2,946,428	$9,145,180	$12,091,608

Other comprehensive loss
Foreign currency translation adjustment	113,460	-	113,460
Unrealized loss on available for sale securities	(30,945)		(30,945)
Total Comprehensive Loss for the Period	$3,028,943	$9,145,180	$12,174,123

Loss for the period by geographical segment for the year ended June 30, 2011:

	United States	Mexico / Latin America	Total
Interest income	$81,265	$37,605	$118,870
Other income	178,230	2,603	180,833
Total income	$259,495	$40,208	$299,703

Expenses:
Exploration	4,516,969	3,467,805	7,984,774
Professional fees	1,280,869	-	1,280,869
Directors compensation	813,154	-	813,154
Travel and lodging	212,999	-	212,999
Corporate communications	260,309	-	260,309
Consulting fees	464,790	-	464,790
Office and administration	297,702	36,087	333,789
Interest and service charges	9,586	3,057	12,643
Insurance	317,457	-	317,457
Amortization	20,161	53,138	73,299
Accretion	119,884	-	119,884
Acquisition Expenses	262,764	-	262,764
Write off of mineral property	-	10,000	10,000
Income and other taxes	13,015	-	13,015
Total Expenses	8,589,659	3,570,087	12,159,746
Net loss before other items	$8,330,164	$3,529,879	$11,860,043

Other item
Change in fair value of equity conversion right	169,081	-	169,081
Change in fair value of warrant liability	16,421,412	-	16,421,412
Net Loss	$24,920,657	$3,529,879	$28,450,536

Other comprehensive loss
Foreign currency translation adjustment	(492,405)	-	(492,405)
Unrealized loss on available for sale securities	30,945	-	30,945
Total Comprehensive Loss for the Period	$24,459,197	$3,529,879	$27,989,076

Loss for the period by geographical segment for the year ended June 30, 2010:

	United States	Mexico / Latin America	Total
Interest income	$35,779	$74	$35,853
Total income	$35,779	$74	$35,853

Expenses:
Exploration	640,045	5,403,746	6,043,791
Professional fees	930,926	478	931,404
Directors compensation	141,224	-	141,224
Travel and lodging	192,642	-	192,642
Corporate communications	332,139	-	332,139
Consulting fees	418,437	-	418,437
Office and administration	310,371	118,778	429,149
Interest and service charges	53,818	3,826	57,644
Insurance	47,804	-	47,804
Amortization	18,661	47,706	66,367
Acquisition expenses	1,242,569	-	1,242,569
Miscellaneous	18,124	-	18,124
Write off of mineral property	275,000	-	275,000
Income and other taxes	51,732	-	51,732
Total Expenses	4,673,492	5,574,534	10,248,026
Net loss before other items	$4,637,713	$5,574,460	$10,212,173

Other item
Change in fair value of equity conversion right	821,155	-	821,155
Change in fair value of warrant liability	(5,681,370)	-	(5,681,370)
Net Loss	$(222,502)	$5,574,460	$5,351,958

Other comprehensive loss
Foreign currency translation adjustment	156,483	-	156,483
Total Comprehensive Loss for the Period	$(66,019)	$5,574,460	$5,508,441

Assets by geographical segment:

	United States	Mexico	Total
June 30, 2012
Mineral properties	$28,337,596	$22,142,263	$50,479,859
Property and equipment	99,686	359,251	458,937

June 30, 2011
Mineral properties	27,373,596	22,142,263	49,515,859
Property and equipment	$131,683	$356,057	$487,740